INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of effective tax rates

	June 30, 2024 (Unaudited)	December 31, 2023
US federal statutory rates	-21%	-21%
Tax rate difference between PRC and U.S.	-4%	-4%
Effect of income tax exemption on certain income	(36%)	(1.23)
Change in valuation allowance	61%	1.48
Effective tax rate	$-	$-

	2023	2022
US federal statutory rates	(21%)	(21%)
Tax rate difference between PRC and U.S.	(4%)	(4%)
Effect of income tax exemption on certain income	(123%)	(41%)
Change in valuation allowance	148%	66%
Effective tax rate	$-	$-

Schedule of income tax expense (benefit)

	For the six month ended June 30, 2024 (Unaudited)	For the six month ended June 30, 2023 (Unaudited)
Income tax expense - current	$-	$-
Income tax benefit -deferred	(836,901)	(231,758)
Increase in valuation allowance	836,901	231,758
Total income tax expense	$-	$-

	2023	2022
Income tax expense - current	$-	$-
Income tax benefit -deferred	(668,216)	(673,412)
Increase in valuation allowance	668,216	673,412
Total income tax expense	$-	$-

Schedule of net deferred tax assets

	June 30, 2024 (Unaudited)	December 31, 2023
Deferred tax asset
Net operating loss	$(2,358,044)	$(2,531,144)
Less: valuation allowance	2,358,044	2,531,144
Net deferred tax asset	$-	$-

	2023	2022
Deferred tax asset
Net operating loss	$(2,531,144)	$(1,862,928)
Less: valuation allowance	2,531,144	1,862,928
Net deferred tax asset	$-	$-